INTERIM FINANCIAL INFORMATION (Policies)	6 Months Ended
Jun. 30, 2025
INTERIM FINANCIAL DATA [Abstract]
Basis of accounting
Basis of accounting

The condensed consolidated financial statements are prepared in accordance with U.S. GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries including variable interest entities in which the Company is deemed to be the primary beneficiary. All inter-company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024.

Recently Issued Accounting Standards and Recently Adopted Accounting Standards
Recently Issued Accounting Standards

The following is a brief discussion of a selection of recently released accounting pronouncements that are considered pertinent to the Company’s business and are not yet adopted.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments provide all entities with a practical expedient to assume that current conditions as of the balance sheet date do not change for the remaining life of the assets. The amendments are effective for the Company for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 requires entities to disclose specific information about certain costs and expenses in the notes to the financial statements for interim and annual reporting periods. The objective of the disclosure requirements is to provide disaggregated information about a public business entity's expense to help investors (a) better understand the entity's performance, (b) better assess the entity's prospects for future cash flows, and (c) compare the entity's performance over time and with that of other entities. In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”), which clarified that all public entities are required to adopt the guidance in ASU 2024-03 in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impacts that ASU 2024-03 and ASU 2025-01 will have on the Company's financial statements' presentation and disclosures.
Recently Adopted Accounting Standards

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). Among other things, these amendments require that a public business entity on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than five percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). The amendments became effective for the Company on January 1, 2025. Adoption of ASU 2023-09 did not have a material impact on the Company’s financial statements' presentation and disclosures.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management of the Company believes that the accounting estimates and assumptions that have been made are appropriate given the continuing market volatility surrounding the impacts of U.S. and international trade policies, including tariffs and port fees, as well as international sanctions or international hostilities, including the war between Russia and Ukraine and the developments in the Middle East. However, actual results could differ materially from those estimates.

Segment Information
Segment Information
The chief operating decision maker evaluates performance by assessing the Company's consolidated net income and its impact on overall shareholder returns, leading to a determination that the Company operates within a single reportable segment. The Company's assets operate on a world-wide basis and the Company's management does not evaluate performance by geographical region or by asset type, as it believes that any such information would not be meaningful.